Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class
The following table presents the major classes of the company's intangible assets at December 31, 2012 and 2011:

$ in millions	Gross Book Value	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2012
Management contracts - indefinite-lived	1,204.1	N/A	1,204.1	N/A
Management contracts - finite-lived	181.0	(135.1)	45.9	8.7
Customer relationships	40.0	(8.6)	31.4	12.0
Distribution agreements	17.0	(11.0)	6.0	4.0
Other	0.8	(0.5)	0.3	10.0
Total	1,442.9	(155.2)	1,287.7	9.0
December 31, 2011
Management contracts - indefinite-lived	1,206.4	N/A	1,206.4	N/A
Management contracts - finite-lived	185.0	(117.0)	68.0	8.7
Customer relationships	40.0	(5.3)	34.7	12.0
Distribution agreements	17.0	(6.7)	10.3	4.0
Trademarks / Trade names	13.3	(10.3)	3.0	2.0
Other	0.8	(0.4)	0.4	10.0
Total	1,462.5	(139.7)	1,322.8	8.5

Schedule Of Future Amortization Expense Of Intangible Assets
Estimated amortization expense for each of the five succeeding fiscal years based upon the company's intangible assets at December 31, 2012 is as follows:

$ in millions Years Ended December 31,	Estimated Amortization Expense
2013	19.0
2014	13.6
2015	11.3
2016	11.2
2017	11.2